Securities sold under repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of offsetting of financial liabilities [abstract]
Summary of securities sold under repurchase agreements

	2020	2019

National Treasury Bills (LTNs)	18,318,498	5,653,994
National Treasury Notes (NTNs)	13,497,944	8,533,113
Financial Treasury Bills (LFTs)	—	1,451,300
Debentures	22,902	—
Total	31,839,344	15,638,407